Taxes (Details) - Schedule of taxes payable - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of taxes payable [Abstract]
VAT taxes payable	$ 14,787	$ 80,565
Other taxes payable	10,310	6,091
Totals	$ 25,097	$ 86,656